Investment Strategy	Apr. 30, 2026
Columbia Select Corporate Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined to be of comparable quality. The Fund may invest up to 25% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). Under normal circumstances, the Fund’s average effective duration will be between three and ten years.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies.
Columbia Small Cap Value Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $7 million and $13.3 billion as of July 31, 2026, that the Fund’s investment manager believes are undervalued. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest up to 20% of its total assets in real estate investment trusts. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials sector.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $7 million and $13.3 billion as of July 31, 2026, that the Fund’s investment manager believes are undervalued.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.
Columbia Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, notes and other debt instruments, including derivatives relating to such investments. The Fund may invest up to 35% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund may invest in debt instruments issued by U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as mortgage- and other asset-backed securities.
The Fund generally expects to maintain an effective duration of +/- 2 years relative to the Bloomberg U.S. Aggregate Bond Index.
The Fund may invest in derivatives, such as futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, notes and other debt instruments, including derivatives relating to such investments.
Columbia U.S. Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the FTSE USBIG Treasury Index (the Index). The Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $5 billion and which are included in the FTSE U.S. Broad Investment-Grade Bond Index. Different securities have different weightings in the Index. Securities in the Index are weighted by market value; that is, the price per bond or note multiplied by the number of bonds or notes outstanding.
In seeking to match the performance of the Index, before fees and expenses, the investment manager attempts to allocate the Fund’s assets among securities in the Index. The Fund will not hold all of the securities in the Index.
The Fund may operate as non-diversified when the Index is non-diversified. A non-diversified fund can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the FTSE USBIG Treasury Index (the Index).
Multi-Manager Directional Alternative Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternative investments. Alternative strategies include investments in asset classes and investment strategies that differ from traditional equity investments and strategies and, for purposes of this policy, include real estate securities, global tactical allocation strategies, long-short equities, currencies and derivatives.
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that collectively use various investment styles and strategies, including, for example, fundamental (bottom-up), macroeconomic (top-down), and/or quantitative methods or models, across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, including alternative strategies, that involve techniques and practices that are designed to seek capital appreciation through participation in the broad equity and other markets while hedging overall market exposure relative to traditional long-only equity strategies, which may from time to time be coupled with strategies seeking traditional long-only equity exposure. Generally, the Fund seeks to provide higher risk-adjusted returns with lower volatility compared to equity markets.
The Fund may employ global asset tactical allocation strategies. “Global asset tactical allocation strategies” are also top-down investment strategies that more actively and tactically adjust allocations among asset classes, sectors, regions, or markets in response to changing market conditions and investment opportunities.
Columbia Management is responsible for providing day-to-day portfolio management of a portion of the Fund’s assets and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners), Los Angeles Capital Management LLC (Los Angeles Capital) and Summit Partners Public Asset Management, LLC (Summit Partners). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The Subadvisers’ investment strategies and techniques may involve seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; seeking to hedge equity market exposure; and/or seeking to benefit from cyclical themes and relationships and/or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity markets.
The Fund may invest in foreign and domestic equity securities (including common stock, preferred stock, convertible securities, depositary receipts, limited partnership interests, trust certificates, real estate investment trusts (REITs), equity participations, warrants and rights) as well as derivative instruments (including futures, forwards, and swaps), and exchange-traded funds (ETFs) and other investment companies.
The Fund may take both long and short positions in all of its investments. A long position is an ordinary purchase of a currency, security, or other asset. The Fund may take a short position or sell a security held in the portfolio if the Fund believes that there is deterioration (or expected deterioration) in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons. Similarly, the Fund may also take long and short positions in a derivative instrument. A long position in a derivative instrument will benefit from an increase in the price of the underlying instrument. A short position in a derivative instrument will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund’s portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The Fund may invest in early stage companies and initial public offerings. The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments.
It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in forward contracts (including forward foreign currency contracts and forward interest rate agreements), futures (including currency futures, equity futures, index futures, and interest rate futures), options (including options on futures, indexes, currencies, equities and interest rates), swaps (including credit default swaps, interest rate swaps, equity swaps, index swaps, swaps on equity and futures, cross-currency swaps, total return swaps, and contracts for difference (CFDs)), and options on swaps (commonly known as swaptions). The Fund may use these derivatives in an effort to implement the Fund’s strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies, and/or to change the Fund’s effective duration. One or more of the strategies used by the Fund may result in leveraged exposure in general and to one or more specific asset classes.
The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality or short-term investments, or other liquid assets to meet its segregation obligations as a result of its investment in derivatives and short positions.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternative investments. Alternative strategies include investments in asset classes and investment strategies that differ from traditional equity investments and strategies and, for purposes of this policy, include real estate securities, global tactical allocation strategies, long-short equities, currencies and derivatives.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternative investments.